Allowance for Loan Losses and Credit Quality Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and related allowances
Total, Recorded Investment	$ 37,100	$ 44,796
Total, Unpaid Principal Balance	46,991	58,603
Total, Related Allowance	4,813	6,633
Total, Average Recorded Investment	45,350	58,754
Total, Interest Income Recognized	946	1,095
1-4 family [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	1,617	2,651
Loans with no related allowance recorded, Unpaid Principal Balance	1,617	2,972
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	2,973	1,611
Loans with no allowance recorded, Interest Income Recognized	66	91
Loans with an allowance recorded, Recorded Investment	3,070	3,590
Loans with an allowance recorded, Unpaid Principal Balance	3,114	3,590
Loans with an allowance recorded, Related Allowance	571	1,086
Loans with an allowance recorded, Average Recorded Investment	3,638	4,212
Loans with an allowance recorded, Interest Income Recognized	61	157
Total, Recorded Investment	4,687	6,241
Total, Unpaid Principal Balance	4,731	6,562
Total, Related Allowance	571	1,086
Total, Average Recorded Investment	6,611	5,823
Total, Interest Income Recognized	127	248
Residential developments [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	10,714	6,900
Loans with no related allowance recorded, Unpaid Principal Balance	15,530	9,855
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	10,744	6,679
Loans with no allowance recorded, Interest Income Recognized	386	94
Loans with an allowance recorded, Recorded Investment	14,061	13,889
Loans with an allowance recorded, Unpaid Principal Balance	16,545	14,017
Loans with an allowance recorded, Related Allowance	1,669	2,546
Loans with an allowance recorded, Average Recorded Investment	14,514	17,514
Loans with an allowance recorded, Interest Income Recognized	242	373
Total, Recorded Investment	24,775	20,789
Total, Unpaid Principal Balance	32,075	23,872
Total, Related Allowance	1,669	2,546
Total, Average Recorded Investment	25,258	24,193
Total, Interest Income Recognized	628	467
Alternative fuels [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	0	0
Loans with no related allowance recorded, Unpaid Principal Balance	0	0
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	0	906
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	0	1,998
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	0	0
Total, Unpaid Principal Balance	0	0
Total, Related Allowance	0	0
Total, Average Recorded Investment	0	2,904
Total, Interest Income Recognized	0	0
Other [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	640	3,745
Loans with no related allowance recorded, Unpaid Principal Balance	640	4,381
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	2,669	1,174
Loans with no allowance recorded, Interest Income Recognized	22	144
Loans with an allowance recorded, Recorded Investment	2,780	5,961
Loans with an allowance recorded, Unpaid Principal Balance	3,133	8,272
Loans with an allowance recorded, Related Allowance	921	1,013
Loans with an allowance recorded, Average Recorded Investment	3,973	6,408
Loans with an allowance recorded, Interest Income Recognized	10	97
Total, Recorded Investment	3,420	9,706
Total, Unpaid Principal Balance	3,773	12,653
Total, Related Allowance	921	1,013
Total, Average Recorded Investment	6,642	7,582
Total, Interest Income Recognized	32	241
Consumer [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	393	489
Loans with no related allowance recorded, Unpaid Principal Balance	400	489
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	390	216
Loans with no allowance recorded, Interest Income Recognized	26	21
Loans with an allowance recorded, Recorded Investment	1,430	716
Loans with an allowance recorded, Unpaid Principal Balance	1,430	716
Loans with an allowance recorded, Related Allowance	537	367
Loans with an allowance recorded, Average Recorded Investment	1,301	403
Loans with an allowance recorded, Interest Income Recognized	85	54
Total, Recorded Investment	1,823	1,205
Total, Unpaid Principal Balance	1,830	1,205
Total, Related Allowance	537	367
Total, Average Recorded Investment	1,691	619
Total, Interest Income Recognized	111	75
Construction/development [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	37	340
Loans with no related allowance recorded, Unpaid Principal Balance	692	2,311
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	120	294
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	66	2,443
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	37	340
Total, Unpaid Principal Balance	692	2,311
Total, Related Allowance	0	0
Total, Average Recorded Investment	186	2,737
Total, Interest Income Recognized	0	0
Banking [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	0	1,149
Loans with no related allowance recorded, Unpaid Principal Balance	0	3,248
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	460	854
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	0	3,424
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	0	1,149
Total, Unpaid Principal Balance	0	3,248
Total, Related Allowance	0	0
Total, Average Recorded Investment	460	4,278
Total, Interest Income Recognized	0	0
Other [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	99	598
Loans with no related allowance recorded, Unpaid Principal Balance	880	1,607
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	908	878
Loans with no allowance recorded, Interest Income Recognized	0	19
Loans with an allowance recorded, Recorded Investment	2,259	4,768
Loans with an allowance recorded, Unpaid Principal Balance	3,010	7,145
Loans with an allowance recorded, Related Allowance	1,115	1,621
Loans with an allowance recorded, Average Recorded Investment	3,594	9,740
Loans with an allowance recorded, Interest Income Recognized	48	45
Total, Recorded Investment	2,358	5,366
Total, Unpaid Principal Balance	3,890	8,752
Total, Related Allowance	1,115	1,621
Total, Average Recorded Investment	4,502	10,618
Total, Interest Income Recognized	$ 48	$ 64